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                               JOHN HANCOCK TRUST
                               601 CONGRESS STREET
                           BOSTON, MASSACHUSETTS 02210

October 12, 2007

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: John Hancock Trust (the "Trust")
         File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the "1940 Act"), is Post-Effective Amendment No. 76 to the Trust's Registration Statement on Form N-1A under the 1933 Act and Amendment No. 77 to its Registration Statement under the 1940 Act ("Amendment No. 76").

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act to become effective December 26, 2007. The purpose of this filing is to register the Floating Rate Income Trust, Global Asset Allocation Trust, Global Balanced Trust, Lifecycle 2010 Trust, Lifecycle 2015 Trust, Lifecycle 2020 Trust, Lifecycle 2025 Trust, Lifecycle 2030 Trust, Lifecycle 2035 Trust, Lifecycle 2040 Trust, Lifecycle 2045 Trust, Lifecycle 2050 Trust, Lifecycle Retirement Trust, each a series of the Trust.

If you have any questions, please call the undersigned at 617-663-3241 or Betsy Seel at 617-663-2166.

Sincerely,


/s/ David D. Barr
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David D. Barr
Counsel and Assistant Secretary